SECURITIES ACT FILE NO. 002-83631

INVESTMENT COMPANY ACT FILE NO. 811-3738

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 80	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 79	☒

VALIC COMPANY I

(Exact Name of Registrant as Specified in Charter)

2919 ALLEN PARKWAY

HOUSTON, TEXAS 77019

(Address of Principal Executive Offices) (Zip Code)

(800.858.8850)

(Registrant’s Telephone Number, including area code)

KATHLEEN D. FUENTES, ESQ.

HARBORSIDE 5

185 HUDSON STREET, SUITE 3300
JERSEY CITY, NJ 07311-4992

THE CORPORATION TRUST COMPANY

300 EAST LOMBARD ST.

BALTIMORE, MARYLAND 21202

(Name and Address of Agent for Service)

Copy to:

DAVID M. LEAHY, ESQ.

SULLIVAN & WORCESTER LLP

1666 K STREET, N.W.

WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒               Immediately upon filing pursuant to paragraph (b)

☐                 On[date], pursuant to paragraph (b)

☐                 60 days after filing pursuant to paragraph (a)(1)

☐                 on [date], pursuant to paragraph (a)(1)

☐                 75 days after filing pursuant to paragraph (a)(2)

☐                 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 80 to the Registration Statement of VALIC Company I International Growth Fund (the “Fund”) on Form N-1A hereby incorporates Parts A, B and C from the Fund’s PEA No. 79 on Form N-1A filed on March 8, 2018.  This PEA No. 80 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 79 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 80 (the “Amendment”) to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and the State of New Jersey, on the 28th day of March 2018.

VALIC COMPANY I
(Registrant)

By:	/s/ John T. Genoy
John T. Genoy
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

	President	March 28, 2018
/s/ John T. Genoy	(Principal Executive Officer)
John T. Genoy

Treasurer
/s/ Gregory R. Kingston	(Principal Financial Officer)
Gregory R. Kingston		March 28, 2018

*	Trustee	March 28, 2018
Thomas J. Brown

*	Trustee	March 28, 2018
Judith Craven

*	Trustee	March 28, 2018
William F. Devin

*	Trustee	March 28, 2018
Timothy J. Ebner

*	Trustee	March 28, 2018
Gustavo E. Gonzales, Jr.

*	Trustee	March 28, 2018
Peter A. Harbeck

*	Trustee	March 28, 2018
Kenneth J. Lavery

*	Trustee	March 28, 2018
Eric S. Levy

*	Trustee	March 28, 2018
John E. Maupin, Jr.

*By:	/s/ Christopher J. Tafone	March 28, 2018
Christopher J. Tafone
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase